Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 6.1%
Ambev SA	89,082	$218,519
B3 SA - Brasil Bolsa Balcao	103,453	252,324
Banco Bradesco SA	30,618	74,839
Banco BTG Pactual SA	23,371	161,609
Banco do Brasil SA	31,416	128,641
BB Seguridade Participacoes SA	13,613	89,278
BRF SA	9,750	34,605
Caixa Seguridade Participacoes S/A	11,592	30,543
Centrais Eletricas Brasileiras SA	24,449	179,365
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,097	186,696
CPFL Energia SA	3,150	22,300
Embraer SA	14,293	163,659
Energisa SA	4,587	38,095
Eneva SA(a)	14,658	35,803
Engie Brasil Energia SA	3,780	27,136
Equatorial Energia SA	23,669	151,669
JBS SA	15,204	106,650
Klabin SA	15,236	48,775
Localiza Rent a Car SA	18,040	135,501
Motiva Infraestrutura de Mobilidade SA	22,470	52,958
Natura & Co. Holding SA(a)	17,052	31,215
NU Holdings Ltd./Cayman Islands, Class A(a)	62,874	755,117
Petroleo Brasileiro SA - Petrobras	73,025	420,186
PRIO SA(a)	16,044	109,260
Raia Drogasil SA	25,788	66,956
Rede D'Or Sao Luiz SA(b)	15,750	104,036
Rumo SA	26,334	86,652
Suzano SA	13,975	121,315
Telefonica Brasil SA	16,240	81,377
TIM SA/Brazil	17,147	58,431
TOTVS SA	10,290	75,940
Ultrapar Participacoes SA	14,574	41,509
Vale SA	70,686	643,892
Vibra Energia SA	18,018	63,573
WEG SA	32,861	243,319
XP Inc., Class A	7,291	141,154
		5,182,897
China — 55.1%
360 Security Technology Inc., Class A	9,531	13,179
AAC Technologies Holdings Inc.	14,500	67,058
ACM Research Shanghai Inc., Class A	781	10,932
Advanced Micro-Fabrication Equipment Inc./China, Class A	867	20,962
AECC Aviation Power Co. Ltd., Class A	4,200	20,628
Agricultural Bank of China Ltd., Class A	92,400	70,820
Agricultural Bank of China Ltd., Class H	556,000	356,252
Aier Eye Hospital Group Co. Ltd., Class A	12,612	21,632
Air China Ltd., Class A(a)	16,800	18,660
Akeso Inc.(a)(b)	12,000	127,755
Alibaba Group Holding Ltd.	336,020	4,784,190
Alibaba Health Information Technology Ltd.(a)(c)	118,000	67,433
Aluminum Corp. of China Ltd., Class A	12,600	11,388
Aluminum Corp. of China Ltd., Class H	84,000	48,785
Anhui Conch Cement Co. Ltd., Class A	4,200	13,499
Anhui Conch Cement Co. Ltd., Class H	21,000	54,573
Anhui Gujing Distillery Co. Ltd., Class A	600	12,479
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	4,200	22,202
ANTA Sports Products Ltd.	25,240	304,576
Autohome Inc., ADR	1,386	33,985
Security	Shares	Value
China (continued)
Avary Holding Shenzhen Co. Ltd., Class A	4,200	$16,433
AviChina Industry & Technology Co. Ltd., Class H	42,000	21,128
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	8,400	8,386
Baidu Inc., Class A(a)	44,106	452,710
Bank of Beijing Co. Ltd., Class A	25,290	22,081
Bank of Changsha Co. Ltd., Class A	4,200	5,705
Bank of Chengdu Co. Ltd., Class A	4,200	11,284
Bank of China Ltd., Class A	46,200	35,336
Bank of China Ltd., Class H	1,373,000	795,525
Bank of Communications Co. Ltd., Class A	46,200	48,640
Bank of Communications Co. Ltd., Class H	168,200	146,820
Bank of Hangzhou Co. Ltd., Class A	8,499	19,611
Bank of Jiangsu Co. Ltd., Class A	21,060	32,044
Bank of Nanjing Co. Ltd., Class A	12,600	20,024
Bank of Ningbo Co. Ltd., Class A	8,410	31,089
Bank of Shanghai Co. Ltd., Class A	16,190	23,745
Baoshan Iron & Steel Co. Ltd., Class A	25,200	23,512
Beijing Enlight Media Co. Ltd., Class A	4,200	10,173
Beijing Enterprises Holdings Ltd.	8,500	35,615
Beijing Enterprises Water Group Ltd.	84,000	27,622
Beijing Kingsoft Office Software Inc., Class A	578	22,532
Beijing New Building Materials PLC, Class A	3,100	12,296
Beijing Tiantan Biological Products Corp. Ltd., Class A	5,020	13,299
Beijing Yanjing Brewery Co. Ltd., Class A	4,200	8,184
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	58,800	47,710
Bilibili Inc., Class Z(a)(c)	4,345	79,661
BOC Aviation Ltd.(b)	4,200	33,918
BOE Technology Group Co. Ltd., Class A	36,900	19,404
Bosideng International Holdings Ltd.	84,000	46,916
BYD Co. Ltd., Class A	2,100	102,080
BYD Co. Ltd., Class H	24,000	1,192,752
BYD Electronic International Co. Ltd.	14,500	57,207
C&D International Investment Group Ltd.(c)	13,000	23,266
Caitong Securities Co. Ltd., Class A	8,420	8,579
Cambricon Technologies Corp. Ltd., Class A(a)	500	41,705
Capital Securities Co. Ltd., Class A	4,200	10,887
CCOOP Group Co. Ltd., Class A(a)	21,000	7,144
CGN Power Co. Ltd., Class A	15,900	8,091
CGN Power Co. Ltd., Class H(b)	210,000	68,714
Changchun High-Tech Industry Group Co. Ltd., Class A	710	10,271
Changjiang Securities Co. Ltd., Class A	8,400	7,602
Chaozhou Three-Circle Group Co. Ltd., Class A	4,200	19,029
Chifeng Jilong Gold Mining Co. Ltd., Class A	4,200	15,355
China CITIC Bank Corp. Ltd., Class H	168,000	147,887
China Coal Energy Co. Ltd., Class H	42,000	47,011
China Communications Services Corp. Ltd., Class H	84,800	48,710
China Construction Bank Corp., Class A	16,800	21,015
China Construction Bank Corp., Class H	1,841,370	1,646,326
China CSSC Holdings Ltd., Class A	5,200	22,093
China Eastern Airlines Corp. Ltd., Class A(a)	25,321	14,136
China Energy Engineering Corp. Ltd., Class A	25,200	7,781
China Everbright Bank Co. Ltd., Class A	67,200	36,930
China Everbright Bank Co. Ltd., Class H	42,000	19,419
China Feihe Ltd.(b)	86,000	66,464
China Galaxy Securities Co. Ltd., Class A	12,600	27,519
China Galaxy Securities Co. Ltd., Class H	63,000	60,571
China Gas Holdings Ltd.	50,400	45,888
China Great Wall Securities Co. Ltd., Class A	8,400	9,317
China Greatwall Technology Group Co. Ltd., Class A(a)	4,200	8,454
China Hongqiao Group Ltd.	63,000	111,949
China International Capital Corp. Ltd., Class A	4,200	19,199

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China International Capital Corp. Ltd., Class H(b)	33,600	$62,282
China Jushi Co. Ltd., Class A	2,373	3,712
China Life Insurance Co. Ltd., Class A	4,293	22,701
China Life Insurance Co. Ltd., Class H	144,000	291,566
China Literature Ltd.(a)(b)	8,400	28,560
China Longyuan Power Group Corp. Ltd., Class H	42,000	34,755
China Mengniu Dairy Co. Ltd.	60,000	134,068
China Merchants Bank Co. Ltd., Class A	23,400	140,521
China Merchants Bank Co. Ltd., Class H	76,956	476,460
China Merchants Energy Shipping Co. Ltd., Class A	8,400	7,033
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	8,400	14,771
China Merchants Port Holdings Co. Ltd.	22,000	42,535
China Merchants Securities Co. Ltd., Class A	10,650	23,830
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,581	11,508
China Minsheng Banking Corp. Ltd., Class A	42,000	25,304
China Minsheng Banking Corp. Ltd., Class H	105,000	53,907
China National Building Material Co. Ltd., Class H	66,942	29,780
China National Chemical Engineering Co. Ltd., Class A	9,400	10,040
China National Nuclear Power Co. Ltd., Class A	25,200	33,463
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	13,531
China Oilfield Services Ltd., Class H	36,000	29,176
China Overseas Land & Investment Ltd.	63,300	105,759
China Pacific Insurance Group Co. Ltd., Class A	8,400	39,987
China Pacific Insurance Group Co. Ltd., Class H	50,400	156,583
China Petroleum & Chemical Corp., Class A	29,400	23,532
China Petroleum & Chemical Corp., Class H	504,600	271,748
China Power International Development Ltd.	84,000	34,219
China Railway Group Ltd., Class A	38,400	29,709
China Railway Group Ltd., Class H	55,000	24,735
China Railway Signal & Communication Corp. Ltd., Class A	16,800	11,675
China Renewable Energy Investment Ltd.(a)(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	32,500	102,857
China Resources Gas Group Ltd.	21,000	55,757
China Resources Land Ltd.	65,944	213,609
China Resources Microelectronics Ltd., Class A	1,600	10,545
China Resources Mixc Lifestyle Services Ltd.(b)	16,800	79,407
China Resources Pharmaceutical Group Ltd.(b)	21,000	13,772
China Resources Power Holdings Co. Ltd.	42,200	109,485
China Ruyi Holdings Ltd.(a)(c)	168,000	43,922
China Shenhua Energy Co. Ltd., Class A	8,800	48,216
China Shenhua Energy Co. Ltd., Class H	63,500	267,632
China Southern Airlines Co. Ltd., Class A(a)	16,800	14,176
China State Construction Engineering Corp. Ltd., Class A	50,400	39,609
China State Construction International Holdings Ltd.	40,000	56,265
China Taiping Insurance Holdings Co. Ltd.	33,640	51,484
China Three Gorges Renewables Group Co. Ltd., Class A	29,400	17,480
China Tourism Group Duty Free Corp. Ltd., Class A	2,000	16,739
China Tower Corp. Ltd., Class H(b)	84,000	124,388
China United Network Communications Ltd., Class A	37,900	28,103
China Vanke Co. Ltd., Class A(a)	12,638	11,600
China Vanke Co. Ltd., Class H(a)	42,001	27,298
China XD Electric Co. Ltd., Class A, NVS	4,400	3,795
China Yangtze Power Co. Ltd., Class A	29,456	123,359
China Zheshang Bank Co. Ltd., Class A	21,140	9,433
Chongqing Changan Automobile Co. Ltd., Class A	6,952	11,858
Chongqing Rural Commercial Bank Co. Ltd., Class A	12,600	12,657
Chongqing Rural Commercial Bank Co. Ltd., Class H	42,000	34,617
Security	Shares	Value
China (continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,250	$11,250
Chow Tai Fook Jewellery Group Ltd.	42,000	59,623
CITIC Ltd.	84,000	105,644
Citic Pacific Special Steel Group Co. Ltd., Class A	4,200	6,605
CITIC Securities Co. Ltd., Class A	12,775	44,987
CITIC Securities Co. Ltd., Class H	30,550	76,886
CMOC Group Ltd., Class A	21,000	20,882
CMOC Group Ltd., Class H	69,000	55,001
CNOOC Energy Technology & Services Ltd., Class A	8,400	4,808
CNPC Capital Co. Ltd., Class A, NVS	12,600	11,784
Contemporary Amperex Technology Co. Ltd., Class A	5,140	177,256
Contemporary Amperex Technology Co. Ltd., Class H(a)	1,600	61,910
Cosco Shipping Energy Transportation Co. Ltd., Class A	3,500	4,892
Cosco Shipping Holdings Co. Ltd., Class A	25,370	57,587
Cosco Shipping Holdings Co. Ltd., Class H	42,349	72,895
CRRC Corp. Ltd., Class A	29,400	29,309
CRRC Corp. Ltd., Class H	84,000	53,681
CSC Financial Co. Ltd., Class A	4,200	13,337
CSPC Innovation Pharmaceutical Co. Ltd., Class A	3,548	25,458
CSPC Pharmaceutical Group Ltd.	172,160	177,258
Daqin Railway Co. Ltd., Class A	21,000	19,635
Dongfang Electric Corp. Ltd., Class A	4,200	9,273
Dongxing Securities Co. Ltd., Class A	8,499	11,984
East Money Information Co. Ltd., Class A	21,088	60,049
Eastroc Beverage Group Co. Ltd., Class A	910	40,346
ENN Energy Holdings Ltd.	16,800	133,207
ENN Natural Gas Co. Ltd., Class A	4,200	11,038
Eve Energy Co. Ltd., Class A	4,400	27,401
Everbright Securities Co. Ltd., Class A	6,297	14,164
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	16,800	5,470
Far East Horizon Ltd.	42,000	32,460
Focus Media Information Technology Co. Ltd., Class A	18,739	19,367
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,841	35,828
Fosun International Ltd.	42,000	24,510
Founder Securities Co. Ltd., Class A	12,600	13,256
Foxconn Industrial Internet Co. Ltd., Class A	16,800	43,887
Fuyao Glass Industry Group Co. Ltd., Class A	4,425	35,562
Fuyao Glass Industry Group Co. Ltd., Class H(b)	12,400	88,575
Ganfeng Lithium Group Co. Ltd., Class A	4,200	17,496
GCL Technology Holdings Ltd.(a)(c)	420,000	43,718
GD Power Development Co. Ltd., Class A	19,500	12,349
Geely Automobile Holdings Ltd.	126,000	280,831
GEM Co. Ltd., Class A	4,499	3,774
Genscript Biotech Corp.(a)	26,000	42,437
GF Securities Co. Ltd., Class A	8,400	18,931
Giant Biogene Holding Co. Ltd.(b)	8,400	75,701
GigaDevice Semiconductor Inc., Class A(a)	1,400	21,734
GoerTek Inc., Class A	4,200	12,136
Goldwind Science & Technology Co. Ltd., Class A	5,653	7,236
Gotion High-tech Co. Ltd., Class A	4,200	14,229
Great Wall Motor Co. Ltd., Class A	4,200	13,092
Great Wall Motor Co. Ltd., Class H	42,000	64,813
Gree Electric Appliances Inc. of Zhuhai, Class A	4,200	26,994
GRG Banking Equipment Co. Ltd., Class A	4,200	7,039
Guangdong Investment Ltd.	84,000	68,137
Guanghui Energy Co. Ltd., Class A	12,600	10,346
Guangzhou Haige Communications Group Inc. Co., Class A	8,400	15,862
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,000	6,973
Guosen Securities Co. Ltd., Class A	8,400	13,068
Guotai Haitong Securities Co. Ltd.	15,282	36,298
Guotai Haitong Securities Co. Ltd., Class H(b)	37,928	53,501

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Guoyuan Securities Co. Ltd., Class A	8,420	$8,786
H World Group Ltd., ADR	4,017	141,680
Haidilao International Holding Ltd.(b)	32,000	60,993
Haier Smart Home Co. Ltd., Class A	8,479	29,362
Haier Smart Home Co. Ltd., Class A	50,400	146,776
Hainan Airlines Holding Co. Ltd., Class A(a)	50,400	9,380
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	16,800	8,019
Haitian International Holdings Ltd.	12,000	29,178
Hangzhou First Applied Material Co. Ltd., Class A	4,440	7,444
Hansoh Pharmaceutical Group Co. Ltd.(b)	24,000	78,869
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,200	9,583
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,200	14,172
Hengan International Group Co. Ltd.	14,000	37,812
Hengli Petrochemical Co. Ltd., Class A	8,400	17,617
Hengtong Optic-Electric Co. Ltd., Class A	4,200	8,710
HLA Group Corp. Ltd., Class A	4,200	4,173
Hua Hong Semiconductor Ltd.(b)(c)	11,345	45,464
Huadian Power International Corp. Ltd., Class A	9,000	7,295
Huadong Medicine Co. Ltd., Class A	2,900	17,936
Huafon Chemical Co. Ltd., Class A	8,400	7,830
Huaibei Mining Holdings Co. Ltd., Class A	4,200	7,226
Hualan Biological Engineering Inc., Class A	10,150	22,632
Huaneng Power International Inc., Class A	7,700	7,711
Huaneng Power International Inc., Class H	84,000	53,043
Huatai Securities Co. Ltd., Class A	8,400	19,452
Huatai Securities Co. Ltd., Class H(b)	25,200	42,259
Huaxia Bank Co. Ltd., Class A	16,800	17,533
Huayu Automotive Systems Co. Ltd., Class A	4,299	10,759
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	25,978
Humanwell Healthcare Group Co. Ltd., Class A	4,200	12,892
Hundsun Technologies Inc., Class A	3,100	11,244
Hygon Information Technology Co. Ltd., Class A, NVS	2,729	50,854
IEIT Systems Co. Ltd., Class A	1,983	13,393
Iflytek Co. Ltd., Class A	3,129	19,921
Industrial & Commercial Bank of China Ltd., Class A	74,300	72,773
Industrial & Commercial Bank of China Ltd., Class H	1,260,050	913,881
Industrial Bank Co. Ltd., Class A	25,200	78,966
Industrial Securities Co. Ltd., Class A	12,600	10,029
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	63,000	15,159
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	4,200	11,502
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	8,400	6,168
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,400	35,167
Inner Mongolia Yitai Coal Co. Ltd., Class B	21,200	43,096
Innovent Biologics Inc.(a)(b)	21,000	165,703
J&T Global Express Ltd.(a)	42,000	36,385
JA Solar Technology Co. Ltd., Class A(a)	4,800	6,064
JCET Group Co. Ltd., Class A	2,400	10,675
JD Health International Inc.(a)(b)	23,100	117,046
JD Logistics Inc.(a)(b)	37,800	59,486
JD.com Inc., Class A	48,320	781,969
Jiangsu Eastern Shenghong Co. Ltd., Class A	8,400	9,893
Jiangsu Expressway Co. Ltd., Class H	18,000	22,913
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,400	13,189
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,568	64,794
Jiangsu King's Luck Brewery JSC Ltd., Class A	2,200	13,411
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	4,200	6,848
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,900	17,276
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,200	7,727
Jiangxi Copper Co. Ltd., Class A	4,200	12,336
Security	Shares	Value
China (continued)
Jiangxi Copper Co. Ltd., Class H	12,000	$21,171
Jinduicheng Molybdenum Co. Ltd., Class A	4,200	6,132
Jinko Solar Co. Ltd., Class A	16,800	12,077
Kanzhun Ltd., ADR(a)	5,525	93,704
KE Holdings Inc., ADR	13,654	252,053
Kingdee International Software Group Co. Ltd.(a)	54,000	84,042
Kingsoft Corp. Ltd.	17,000	72,084
Kuaishou Technology(a)(b)	50,800	341,489
Kunlun Energy Co. Ltd.	84,000	83,913
Kweichow Moutai Co. Ltd., Class A	1,500	315,354
Legend Biotech Corp., ADR(a)	1,470	42,556
Lenovo Group Ltd.	168,000	191,792
Lens Technology Co. Ltd., Class A	9,200	25,755
Li Auto Inc., Class A(a)	23,818	339,099
Li Ning Co. Ltd.	42,000	79,484
Lingyi iTech Guangdong Co., Class A	12,600	14,051
Longfor Group Holdings Ltd.(b)	42,000	52,169
LONGi Green Energy Technology Co. Ltd., Class A	12,648	25,154
Luxshare Precision Industry Co. Ltd., Class A	8,902	37,305
Luzhou Laojiao Co. Ltd., Class A	1,600	25,821
Mango Excellent Media Co. Ltd., Class A	3,200	9,893
Maxscend Microelectronics Co. Ltd., Class A	1,400	13,653
Meituan, Class B(a)(b)	96,860	1,675,159
Metallurgical Corp. of China Ltd., Class A	21,000	8,514
Midea Group Co. Ltd., Class A	4,100	44,863
Midea Group Co. Ltd., Class H(a)	8,400	87,819
MINISO Group Holding Ltd.	8,420	35,895
MMG Ltd.(a)	84,000	30,930
Montage Technology Co. Ltd., Class A	3,600	37,954
Muyuan Foods Co. Ltd., Class A	8,478	47,411
NARI Technology Co. Ltd., Class A	9,188	28,207
NAURA Technology Group Co. Ltd., Class A	600	34,765
NetEase Inc.	33,675	814,202
New China Life Insurance Co. Ltd., Class A	2,200	15,276
New China Life Insurance Co. Ltd., Class H	18,100	73,612
New Oriental Education & Technology Group Inc.	25,230	119,130
Ninestar Corp., Class A(a)	2,500	7,464
Ningbo Sanxing Medical Electric Co. Ltd., Class A	4,400	13,422
Ningbo Tuopu Group Co. Ltd., Class A	4,200	28,418
Ningxia Baofeng Energy Group Co. Ltd., Class A	9,100	20,182
NIO Inc., Class A(a)	29,822	105,181
Nongfu Spring Co. Ltd., Class H(b)	42,000	204,070
OFILM Group Co. Ltd., Class A(a)	4,400	7,143
Orient Overseas International Ltd.	2,500	42,976
Orient Securities Co. Ltd., Class A	8,788	11,340
PDD Holdings Inc., ADR(a)	13,471	1,300,086
People's Insurance Co. Group of China Ltd. (The), Class A	12,600	14,410
People's Insurance Co. Group of China Ltd. (The), Class H	168,000	109,584
PetroChina Co. Ltd., Class A	16,100	18,495
PetroChina Co. Ltd., Class H	430,000	359,864
PICC Property & Casualty Co. Ltd., Class H	130,322	247,626
Ping An Bank Co. Ltd., Class A	21,000	33,612
Ping An Insurance Group Co. of China Ltd., Class A	12,600	92,729
Ping An Insurance Group Co. of China Ltd., Class H	133,000	776,797
Piotech Inc., Class A, NVS	599	12,207
Poly Developments and Holdings Group Co. Ltd., Class A	12,600	14,148
Pop Mart International Group Ltd.(b)	10,400	290,659
Postal Savings Bank of China Co. Ltd., Class A	29,400	21,696
Postal Savings Bank of China Co. Ltd., Class H(b)	168,000	108,940
Power Construction Corp. of China Ltd., Class A	21,000	13,713

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Qifu Technology Inc.	2,268	$93,215
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	4,200	9,195
Range Intelligent Computing Technology Group Co. Ltd., Class A	200	1,185
Rongsheng Petrochemical Co. Ltd., Class A	9,850	11,711
SAIC Motor Corp. Ltd., Class A	8,400	18,819
Sany Heavy Industry Co. Ltd., Class A	12,653	32,989
Satellite Chemical Co. Ltd., Class A	4,200	9,718
SDIC Capital Co. Ltd., Class A	8,400	8,096
SDIC Power Holdings Co. Ltd., Class A	8,400	18,230
Seres Group Co. Ltd., Class A, NVS	2,700	50,665
SF Holding Co. Ltd., Class A	4,200	26,807
Shaanxi Coal Industry Co. Ltd., Class A	11,705	33,815
Shandong Gold Mining Co. Ltd., Class A	2,880	12,016
Shandong Gold Mining Co. Ltd., Class H(b)	11,000	34,429
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,040	5,882
Shandong Nanshan Aluminum Co. Ltd., Class A	16,800	8,719
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	50,400	36,059
Shanghai Baosight Software Co. Ltd., Class A	4,220	14,643
Shanghai Baosight Software Co. Ltd., Class B	12,656	17,507
Shanghai Electric Group Co. Ltd., Class A(a)	15,900	16,321
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,600	16,146
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,200	10,715
Shanghai Pudong Development Bank Co. Ltd., Class A	37,800	64,478
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,200	9,088
Shanghai RAAS Blood Products Co. Ltd., Class A	13,000	12,263
Shanghai Rural Commercial Bank Co. Ltd., Class A	12,600	15,656
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	1,215	23,057
Shanjin International Gold Co. Ltd., Class A	4,200	11,492
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,500	2,915
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	3,652	5,433
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,360	34,596
Shenergy Co. Ltd., Class A	8,400	10,454
Shengyi Technology Co. Ltd., Class A	2,500	9,067
Shenwan Hongyuan Group Co. Ltd., Class A	31,494	20,610
Shenzhen Inovance Technology Co. Ltd., Class A	1,497	13,606
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,400	43,656
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	6,638
Shenzhen Transsion Holdings Co. Ltd., Class A	1,297	13,037
Shenzhou International Group Holdings Ltd.	16,800	121,493
Sichuan Changhong Electric Co. Ltd., Class A	8,400	11,472
Sichuan Chuantou Energy Co. Ltd., Class A	8,405	19,631
Sichuan Road & Bridge Group Co. Ltd., Class A	9,788	12,552
Sino Biopharmaceutical Ltd.	185,000	104,352
Sinopharm Group Co. Ltd., Class H	33,600	80,999
Sinotruk Hong Kong Ltd.	22,000	55,433
Smoore International Holdings Ltd.(b)(c)	42,000	103,158
SooChow Securities Co. Ltd., Class A	8,452	9,304
Sungrow Power Supply Co. Ltd., Class A	4,450	37,153
Sunny Optical Technology Group Co. Ltd.	12,700	96,959
TAL Education Group, ADR(a)	7,812	76,792
TBEA Co. Ltd., Class A	6,660	10,712
TCL Technology Group Corp., Class A	31,650	18,725
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	6,350	6,657
Tencent Holdings Ltd.	125,400	7,905,545
Security	Shares	Value
China (continued)
Tencent Music Entertainment Group, ADR	14,502	$244,214
Tianfeng Securities Co. Ltd., Class A(a)	17,200	9,224
Tianqi Lithium Corp., Class A	3,600	14,378
Tianshan Aluminum Group Co. Ltd., Class A	8,400	8,958
Tianshui Huatian Technology Co. Ltd., Class A	6,700	8,100
Tingyi Cayman Islands Holding Corp.	38,000	62,185
Tongcheng Travel Holdings Ltd.	27,200	76,431
TongFu Microelectronics Co. Ltd., Class A	2,800	9,083
Tongling Nonferrous Metals Group Co. Ltd., Class A	21,000	9,199
Tongwei Co. Ltd., Class A	5,895	13,283
TravelSky Technology Ltd., Class H	18,000	25,531
Trina Solar Co. Ltd., Class A	3,100	5,744
Trip.com Group Ltd.	11,950	747,594
Tsingtao Brewery Co. Ltd., Class H	12,000	83,016
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,100	9,736
Unisplendour Corp. Ltd., Class A	2,980	9,879
Vipshop Holdings Ltd., ADR	6,678	92,090
Wanhua Chemical Group Co. Ltd., Class A	4,200	31,448
Want Want China Holdings Ltd.	84,000	53,903
Weichai Power Co. Ltd., Class A	4,200	8,727
Weichai Power Co. Ltd., Class H	44,100	85,866
Wens Foodstuff Group Co. Ltd., Class A	6,040	13,915
Western Mining Co. Ltd., Class A	4,356	9,502
Western Securities Co. Ltd., Class A	8,400	8,619
Will Semiconductor Co. Ltd. Shanghai, Class A	1,475	25,406
Wingtech Technology Co. Ltd., Class A	2,300	10,819
Wintime Energy Group Co. Ltd., Class A, NVS	29,400	5,491
Wuhan Guide Infrared Co. Ltd., Class A(a)	9,024	11,035
Wuliangye Yibin Co. Ltd., Class A	4,500	78,555
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	13,584
WuXi AppTec Co. Ltd., Class A	4,228	37,088
WuXi AppTec Co. Ltd., Class H(b)	4,287	37,356
Wuxi Biologics Cayman Inc.(a)(b)	63,000	198,982
XCMG Construction Machinery Co. Ltd., Class A	15,200	17,343
Xiaomi Corp., Class B(a)(b)	331,600	2,134,511
Xinyi Solar Holdings Ltd.	96,000	28,820
XPeng Inc., Class A(a)	23,326	225,977
Yadea Group Holdings Ltd.(b)	24,000	36,555
Yankuang Energy Group Co. Ltd., Class A	6,460	11,516
Yankuang Energy Group Co. Ltd., Class H	55,900	66,327
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	4,200	20,074
Yifeng Pharmacy Chain Co. Ltd., Class A	820	2,955
Yonghui Superstores Co. Ltd., Class A(a)	12,600	8,615
Yonyou Network Technology Co. Ltd., Class A(a)	4,530	8,193
Yum China Holdings Inc.	7,415	323,665
Yunnan Aluminium Co. Ltd., Class A	4,375	8,822
Yunnan Baiyao Group Co. Ltd., Class A	4,208	32,917
Yunnan Energy New Material Co. Ltd., Class A	1,700	6,535
Yutong Bus Co. Ltd., Class A	4,200	14,374
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	25,400
Zhaojin Mining Industry Co. Ltd., Class H	42,000	106,388
Zhejiang China Commodities City Group Co. Ltd., Class A	4,200	10,221
Zhejiang Chint Electrics Co. Ltd., Class A	4,200	12,741
Zhejiang Dahua Technology Co. Ltd., Class A	4,200	8,858
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,300	8,582
Zhejiang Juhua Co. Ltd., Class A	4,200	15,363
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	9,400	65,969
Zhejiang Longsheng Group Co. Ltd., Class A	4,200	5,705
Zhejiang NHU Co. Ltd., Class A	4,243	12,896

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,200	$15,011
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	4,200	9,399
Zhejiang Weiming Environment Protection Co. Ltd., Class A	4,200	11,331
Zhejiang Zheneng Electric Power Co. Ltd., Class A	12,600	9,343
Zheshang Securities Co. Ltd., Class A	5,200	7,509
Zhongji Innolight Co. Ltd., Class A	1,240	16,071
Zhongjin Gold Corp. Ltd., Class A	8,400	16,281
Zhongsheng Group Holdings Ltd.	21,000	31,507
Zhongtai Securities Co. Ltd., Class A	11,900	10,029
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,600	53,356
Zijin Mining Group Co. Ltd., Class A	21,000	51,549
Zijin Mining Group Co. Ltd., Class H	113,000	251,184
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	11,500	11,354
ZTE Corp., Class A	4,200	18,037
ZTE Corp., Class H	16,848	47,004
ZTO Express Cayman Inc.	8,490	150,112
		46,391,902
Hong Kong — 0.4%
BeOne Medicines Ltd.(a)	16,886	322,048
India — 35.7%
ABB India Ltd.	1,050	73,349
Adani Enterprises Ltd.	2,982	87,920
Adani Ports & Special Economic Zone Ltd.	10,458	175,412
Adani Power Ltd.(a)	11,285	71,747
Alkem Laboratories Ltd.	832	49,595
Ambuja Cements Ltd.	12,096	78,307
APL Apollo Tubes Ltd.	3,495	74,028
Apollo Hospitals Enterprise Ltd.	2,006	161,549
Ashok Leyland Ltd.	29,400	81,164
Asian Paints Ltd.	7,505	198,285
Astral Ltd.	2,286	40,049
AU Small Finance Bank Ltd.(b)	7,462	60,519
Aurobindo Pharma Ltd.(a)	5,082	68,243
Avenue Supermarts Ltd.(a)(b)	3,024	141,555
Axis Bank Ltd.	44,597	622,233
Bajaj Auto Ltd.	1,260	126,816
Bajaj Finance Ltd.	5,451	585,640
Bajaj Finserv Ltd.	7,522	177,524
Bajaj Holdings & Investment Ltd.	546	85,701
Balkrishna Industries Ltd.	1,495	43,275
Bank of Baroda	18,942	55,333
Bharat Electronics Ltd.	71,154	320,479
Bharat Forge Ltd.	5,027	73,040
Bharat Heavy Electricals Ltd.	20,916	63,643
Bharat Petroleum Corp. Ltd.	29,820	111,151
Bharti Airtel Ltd.	50,289	1,092,501
Bosch Ltd.	143	52,581
Britannia Industries Ltd.	2,058	132,561
BSE Ltd.	2,331	73,022
Canara Bank	36,498	49,032
CG Power & Industrial Solutions Ltd.	12,867	103,425
Cholamandalam Investment and Finance Co. Ltd.	8,232	154,346
Cipla Ltd.	11,016	188,949
Coal India Ltd.	36,027	167,498
Colgate-Palmolive India Ltd.	2,509	72,090
Container Corp. of India Ltd.	4,914	45,082
Coromandel International Ltd.	2,352	63,010
Cummins India Ltd.	2,688	102,773
Dabur India Ltd.	9,996	56,466
Security	Shares	Value
India (continued)
Divi's Laboratories Ltd.	2,377	$183,932
Dixon Technologies India Ltd.	714	122,810
DLF Ltd.	14,457	135,003
Dr Reddy's Laboratories Ltd.	11,424	167,323
Eicher Motors Ltd.	2,637	164,580
Eternal Ltd.(a)	94,025	261,886
FSN E-Commerce Ventures Ltd.(a)	22,302	52,979
GAIL India Ltd.	47,083	104,640
GMR Airports Infrastructure Ltd.(a)	54,810	53,956
Godrej Consumer Products Ltd.	7,938	114,349
Godrej Properties Ltd.(a)	2,993	78,612
Grasim Industries Ltd.	5,379	160,209
Havells India Ltd.	5,025	89,716
HCL Technologies Ltd.	18,522	354,537
HDFC Asset Management Co. Ltd.(b)	1,848	103,391
HDFC Bank Ltd.	110,251	2,515,933
HDFC Life Insurance Co. Ltd.(b)	18,577	168,803
Hero MotoCorp Ltd.	2,328	117,304
Hindalco Industries Ltd.	25,795	191,381
Hindustan Aeronautics Ltd., NVS	4,003	232,981
Hindustan Petroleum Corp. Ltd.	18,858	90,735
Hindustan Unilever Ltd.	15,960	438,455
Hyundai Motor India Ltd.(a)	3,108	67,088
ICICI Bank Ltd.	102,604	1,740,320
ICICI Lombard General Insurance Co. Ltd.(b)	4,746	104,134
ICICI Prudential Life Insurance Co. Ltd.(b)	6,846	52,978
IDFC First Bank Ltd.(a)	66,578	52,954
Indian Hotels Co. Ltd., Class A	16,907	152,311
Indian Oil Corp. Ltd.	53,844	89,454
Indian Railway Catering & Tourism Corp. Ltd.	4,935	43,682
Indus Towers Ltd.(a)	23,380	105,065
IndusInd Bank Ltd.	11,298	108,003
Info Edge India Ltd.	7,252	121,121
Infosys Ltd.	64,691	1,182,213
InterGlobe Aviation Ltd.(a)(b)	3,796	236,922
ITC Ltd.	58,916	288,250
Jindal Stainless Ltd.	6,804	51,379
Jindal Steel & Power Ltd.	7,686	85,438
Jio Financial Services Ltd., NVS(a)	56,205	188,725
JSW Energy Ltd.	8,585	49,041
JSW Steel Ltd.	12,138	141,386
Jubilant Foodworks Ltd.	7,518	57,621
Kalyan Jewellers India Ltd.	8,234	54,004
Kotak Mahindra Bank Ltd.	21,319	517,533
Larsen & Toubro Ltd.	13,146	565,105
LTIMindtree Ltd.(b)	1,328	78,730
Lupin Ltd.	4,537	104,042
Macrotech Developers Ltd.	5,989	100,010
Mahindra & Mahindra Ltd.	18,054	628,800
Mankind Pharma Ltd.(a)	2,520	72,802
Marico Ltd.	10,248	85,861
Maruti Suzuki India Ltd.	2,455	354,118
Max Healthcare Institute Ltd.	15,351	201,846
Mphasis Ltd.	2,061	61,669
MRF Ltd.	42	68,212
Muthoot Finance Ltd.	2,310	59,935
Nestle India Ltd., NVS	6,576	184,285
NHPC Ltd., NVS	61,119	62,521
NMDC Ltd.	59,850	49,920
NTPC Ltd.	85,176	332,748
Oberoi Realty Ltd.	2,479	50,672
Oil & Natural Gas Corp. Ltd.	60,954	170,755

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Oil India Ltd.	9,660	$48,245
Oracle Financial Services Software Ltd.	462	45,834
Page Industries Ltd.	126	68,327
PB Fintech Ltd.(a)	6,972	143,702
Persistent Systems Ltd., NVS	2,198	144,801
Petronet LNG Ltd.	15,414	55,406
Phoenix Mills Ltd. (The)	3,948	71,039
PI Industries Ltd.	1,470	65,719
Pidilite Industries Ltd.	2,982	108,353
Polycab India Ltd.	1,053	73,823
Power Finance Corp. Ltd.	29,445	140,002
Power Grid Corp. of India Ltd.	90,618	307,292
Prestige Estates Projects Ltd.	3,435	58,980
Punjab National Bank	42,714	52,942
Rail Vikas Nigam Ltd.	10,332	49,047
REC Ltd.	25,788	121,622
Reliance Industries Ltd.	118,128	1,964,720
Samvardhana Motherson International Ltd.	60,275	107,956
SBI Cards & Payment Services Ltd.	5,628	60,575
SBI Life Insurance Co. Ltd.(b)	8,904	188,797
Shree Cement Ltd.	179	61,967
Shriram Finance Ltd.	27,552	206,178
Siemens Energy India Ltd., NVS	1,722	49,867
Siemens Ltd.	1,722	65,806
Solar Industries India Ltd.	546	102,838
Sona Blw Precision Forgings Ltd.(b)	8,106	51,592
SRF Ltd.	2,604	87,133
State Bank of India	34,782	330,687
Sun Pharmaceutical Industries Ltd.	18,914	371,317
Sundaram Finance Ltd.	1,134	68,260
Supreme Industries Ltd.	1,260	61,115
Suzlon Energy Ltd.(a)	190,169	159,293
Tata Communications Ltd.	2,319	45,472
Tata Consultancy Services Ltd.	17,627	713,711
Tata Consumer Products Ltd.	11,615	150,293
Tata Elxsi Ltd.	716	53,898
Tata Motors Ltd.	39,546	332,948
Tata Power Co. Ltd. (The)	31,164	143,311
Tata Steel Ltd.	146,538	276,584
Tech Mahindra Ltd.	10,542	194,026
Thermax Ltd.	840	33,318
Titan Co. Ltd.	6,762	281,171
Torrent Pharmaceuticals Ltd.	2,268	84,254
Torrent Power Ltd.	3,360	54,029
Trent Ltd.	3,603	237,960
Tube Investments of India Ltd.	2,016	72,236
TVS Motor Co. Ltd.	4,578	148,909
UltraTech Cement Ltd.	2,297	301,347
Union Bank of India Ltd.	30,450	52,305
United Spirits Ltd.	5,502	97,834
UPL Ltd.	8,619	63,357
Varun Beverages Ltd.	26,040	145,128
Vedanta Ltd.	26,840	136,906
Vodafone Idea Ltd.(a)	468,888	38,003
Voltas Ltd.	4,620	68,239
Wipro Ltd.	52,308	152,827
Yes Bank Ltd.(a)	274,512	69,003
Zydus Lifesciences Ltd.	4,998	54,429
		30,099,794
Russia — 0.0%
Alrosa PJSC(a)(d)	83,790	11
Mobile TeleSystems PJSC(a)(d)	16,644	2
Security	Shares	Value
Russia (continued)
Moscow Exchange MICEX-RTS PJSC(a)(d)	41,040	$5
Ozon Holdings PLC, ADR(a)(d)	1,881	—
PhosAgro PJSC(a)(d)	28	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
Polyus PJSC(a)(d)	10,830	—
Rosneft Oil Co. PJSC(a)(d)	37,278	5
Sberbank of Russia PJSC(a)(d)	331,170	43
Severstal PAO(a)(d)	6,669	1
TCS Group Holding PLC, GDR(a)(d)(e)	3,884	1
United Co. RUSAL International PJSC(a)(d)	95,760	12
VK Co. Ltd.(a)(d)(e)	4,446	1
VTB Bank PJSC(a)(d)	30,668	—
X5 Retail Group NV, GDR(a)(d)(e)	2,622	—
		81
Total Common Stocks — 97.3% (Cost: $80,418,146)		81,996,722
Preferred Stocks
Brazil — 2.3%
Banco Bradesco SA, Preference Shares, NVS	101,844	288,464
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	4,116	33,802
Cia Energetica de Minas Gerais, Preference Shares, NVS	31,122	58,984
Cia Paranaense de Energia - Copel, Preference Shares, NVS	24,360	53,963
Gerdau SA, Preference Shares, NVS	24,088	64,226
Itau Unibanco Holding SA, Preference Shares, NVS	104,327	682,745
Itausa SA, Preference Shares, NVS	118,204	228,782
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	90,160	487,096
		1,898,062
Total Preferred Stocks — 2.3% (Cost: $1,252,398)		1,898,062
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)(d)	2,185	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $81,670,544)		83,894,784
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	430,659	430,832

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	1,520,000	$1,520,000
Total Short-Term Securities — 2.3% (Cost: $1,950,768)		1,950,832
Total Investments — 101.9% (Cost: $83,621,312)		85,845,616
Liabilities in Excess of Other Assets — (1.9)%		(1,616,633)
Net Assets — 100.0%		$84,228,983

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$408,673	$22,219 (a)	$—	$280	$(340)	$430,832	430,659	$5,196 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	790,000 (a)	—	—	—	1,520,000	1,520,000	53,108	—
				$280	$(340)	$1,950,832		$58,304	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	5	06/20/25	$141	$(6,894)
MSCI Emerging Markets Index	2	06/20/25	115	(1,886)
				$(8,780)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI BIC ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,501,255	$73,495,386	$81	$81,996,722
Preferred Stocks	1,898,062	—	—	1,898,062
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	1,950,832	—	—	1,950,832
	$12,350,149	$73,495,386	$81	$85,845,616
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,886)	$(6,894)	$—	$(8,780)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company